ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Accounts Payable And Accrued Liabilities
Accounts payable	$ 2,413	$ 427
Accrued other professional fees		262
Accrued accounting and auditing fees	73	155
Accrued bonuses and other payroll-related expenses	913	89
Accrued CRO		80
Accrued legal fees	414	60
Accrued clinical and R&D services		14
Capital expenditures	333	0
Other		13
Total accounts payable and accrued liabilities	$ 5,504	$ 1,100